UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2008


Check here if Amendment [];
         This Amendment (Check only one.):
                        [x]  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     November 19, 2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    58
                                        -------------

Form 13F Information Table Value Total:   242057
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE

AFLAC INC	Common	001055102	5334	90794	SOLE	N/A	90794
ALBERMARLE CORP	Common	012653101	6178	200325	SOLE	N/A	200325
APTARGROUP INC	Common	038336103	4471	114310	SOLE	N/A	114310
ARCHER DANIELS 	Common	039483102	4768	217624	SOLE	N/A	217624
AT&T		Common	0206R201	201	7188	SOLE	N/A	7188
AUTOMATIC DATA 	Common	053015103	6463	151181	SOLE	N/A	151181
BANK OF AMERICA	Common	060505104	5922	169199	SOLE	N/A	169199
CARDINAL HEALTH	Common	14149Y108	4009	81360	SOLE	N/A	81360
CATERPILLAR INC	Common	149123101	5435	91186	SOLE	N/A	91186
CROSSTEX ENERGY	Common	22765Y104	236	9450	SOLE	N/A	9450
DNP SELECT INC	Common	23325P104	185	19800	SOLE	N/A	19800
EATON VANCE CO	Common	278265103	7097	201440	SOLE	N/A	201440
ECOLAB		Common	278865100	2994	61705	SOLE	N/A	61705
EMERSON ELECTRI	Common	2910111104	830	20346	SOLE	N/A	20346
ENBRIDGE ENERGY	Common	29250R106	8004	201199	SOLE	N/A	201199
ENERGY TRANSFER	Common	29273R109	9138	248100	SOLE	N/A	248100
ENTERPRISE PROD	Common	293792107	11769	456707	SOLE	N/A	456707
EXXON MOBIL COR	Common	30231G102	1280	16479	SOLE	N/A	16479
GENERAL ELEC CO	Common	369604103	8039	315257	SOLE	N/A	315257
GENZYME CORP	Common	372917104	226	2800	SOLE	N/A	2800
ILLINOIS TOOL 	Common	452308109	3865	86955	SOLE	N/A	86955
IBM		Common	459200101	7208	61628	SOLE	N/A	61628
JOHN HANCOCK T 	Common	41013V100	117	10350	SOLE	N/A	10350
JOHNSON & JOHNS	Common	478160104	6123	88374	SOLE	N/A	88374
JP MORGAN CHASE	Common	46625H100	462	9898	SOLE	N/A	9898
KINDER MORGAN E	Common	494550106	2926	56245	SOLE	N/A	56245
LEGGETT & PLATT	Common	524660107	4771	218960	SOLE	N/A	218960
LINEAR TECHNOL	Common	535678106	2645	86265	SOLE	N/A	86265
LINN ENERGY LLC	Common	53602010	3283	214580	SOLE	N/A	214580
MAGELLAN MIDSTR	Common	559080106	9971	307740	SOLE	N/A	307740
MCDONALDS CORP	Common	580135101	8884	143990	SOLE	N/A	143990
MEDTRONIC INC	Common	585055106	4361	87040	SOLE	N/A	87040
MERIDIAN BIOSCI	Common	589584101	454	15646	SOLE	N/A	15646
NATURAL RESOURC	Common	63900P103	12034	475085	SOLE	N/A	475085
NUCOR CORP.	Common	670346105	3091	78260	SOLE	N/A	78260
NUSTAR ENERGY 	Common	67058H102	3935	92648	SOLE	N/A	92648
NUVEEN PENN INV	Common	670972108	130	12800	SOLE	N/A	12800
ONEOK PARTNERS	Common	682680103	893	17595	SOLE	N/A	17595
PAYCHEX INC	Common	704326107	4533	137230	SOLE	N/A	137230
PENN VIRGINIA R	Common	707884102	298	18050	SOLE	N/A	18050
PEPSICO INC	Common	713448108	5806	81469	SOLE	N/A	81469
PIMCO CORPORATE	Common	72200U100	433	46050	SOLE	N/A	46050
PIMCO MUNI INCO	Common	72200N106	216	19100	SOLE	N/A	19100
PLAINS ALL AMER	Common	726503105	7281	183767	SOLE	N/A	183767
PRAXAIR INC	Common	74005P104	5812	81015	SOLE	N/A	81015
PROCTER & GAMBL	Common	742718109	6423	92165	SOLE	N/A	92165
ROPER INDS INC 	Common	776696106	6899	121115	SOLE	N/A	121115
SEI INVESTMENTS	Common	784117103	4057	182755	SOLE	N/A	182755
STATE STR CORP	Common	857477103	4150	72968	SOLE	N/A	72968
SUNOCO LOGISTIC	Common	86764L108	12380	279775	SOLE	N/A	279775
SUNTRUST BANKS 	Common	867914103	1332	29604	SOLE	N/A	29604
TELEFLEX INC	Common	879369106	1043	16425	SOLE	N/A	16425
TEPPCO PARTNERS	Common	872384102	446	17080	SOLE	N/A	17080
UNITED TECHNOLO	Common	913017109	5782	96268	SOLE	N/A	96268
US BANCORP	Common	902973304	459	12750	SOLE	N/A	12750
WACHOVIA CORP	Common	929903102	38	10972	SOLE	N/A	10972
WALGREEN CO	Common	931422109	2437	78725	SOLE	N/A	78725
WILLIAMS PARTNE	Common	96950F104	4501	221170	SOLE	N/A	221170




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